Consolidated Statements of Operations - Inventories as costs of goods sold (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Consolidated Statements of Operations
Net assets (liabilities) in excess of considerations received	$ 331	$ (485)	$ (25,771)
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	215	(1,758)	672
Loss (gain) on dispositions of subsidiaries, net (see Note 29)	$ 546	(2,243)	(25,099)
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)		$ 5,041	$ 72,414	$ 92,138